Main Page (1)
TYPE						13F-HR
PERIOD						09/30/2011
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	September 30, 2011
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[x] is a restatement.
						[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	October 12, 2011
Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		59
Form 13F Information Table Value Total:		621612
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Abbott Laboratories            COM              002824100    20464 400150.00 SH      Sole                231450.00         168700.00
Accenture Ltd - Cl A           COM              g1151c101    17482 331850.00 SH      Sole                194150.00         137700.00
AFLAC Inc                      COM              001055102    12567 359575.00 SH      Sole                210125.00         149450.00
Agilent Technologies Inc       COM              00846U101     3727 119275.00 SH      Sole                 74950.00          44325.00
Air Prods & Chems Inc          COM              009158106     1743 22825.00 SH       Sole                 22825.00
Alexion Pharmaceutic           COM              015351109     3232 50450.00 SH       Sole                  7600.00          42850.00
Altera Corporation             COM              021441100    13147 416975.00 SH      Sole                182875.00         234100.00
Amphenol Corp Cl-A             COM              032095101    10215 250550.00 SH      Sole                110400.00         140150.00
Apple Inc                      COM              037833100    24591 64490.00 SH       Sole                 34390.00          30100.00
Automatic Data Processing      COM              053015103     2155 45700.00 SH       Sole                  6900.00          38800.00
Baker Hughes Inc               COM              057224107     4156 90050.00 SH       Sole                 52200.00          37850.00
Bard C R Inc                   COM              067383109    16364 186926.00 SH      Sole                109400.00          77526.00
BlackRock, Inc.                COM              09247x101     1957 13225.00 SH       Sole                  1975.00          11250.00
Caterpillar Inc                COM              149123101     1857 25150.00 SH       Sole                  3800.00          21350.00
Celgene Corporation            COM              151020104    21692 350375.00 SH      Sole                185375.00         165000.00
Cognizant Tec Solutions        COM              192446102     2478 39525.00 SH       Sole                  5975.00          33550.00
Concho Resources               COM              20605p101    10020 140850.00 SH      Sole                 81550.00          59300.00
Conocophillips                 COM              20825C104    19346 305525.00 SH      Sole                160525.00         145000.00
Cooper Industries Inc          COM              g24140108    13807 299375.00 SH      Sole                175375.00         124000.00
Deckers Outdoor                COM              243537107    17127 183850.00 SH      Sole                107500.00          76350.00
Dollar Tree Inc                COM              256746108     3058 40700.00 SH       Sole                  6150.00          34550.00
Dover Corp                     COM              260003108    10450 224250.00 SH      Sole                110350.00         113900.00
Dr Pepper Snapple Group        COM              26138e109    11558 298050.00 SH      Sole                142850.00         155200.00
Dresser-Rand Group Inc         COM              261608103     9593 236700.00 SH      Sole                118550.00         118150.00
Eastman Chemical Company       COM              277432100    13814 201575.00 SH      Sole                117825.00          83750.00
Eaton Corp                     COM              278058102     3806 107200.00 SH      Sole                 67450.00          39750.00
EMC Corp/Mass                  COM              268648102     5891 280650.00 SH      Sole                162600.00         118050.00
Freeport-McMoran Copper & Gold COM              35671d857     1535 50400.00 SH       Sole                  7600.00          42800.00
General Mills                  COM              370334104    19081 495750.00 SH      Sole                289750.00         206000.00
Genuine Parts Co               COM              372460105    11369 223800.00 SH      Sole                130850.00          92950.00
Google Inc - Class A           COM              38259P508    15995 31055.00 SH       Sole                 16305.00          14750.00
Home Depot, Inc                COM              437076102     2822 85850.00 SH       Sole                 13000.00          72850.00
Honeywell International        COM              438516106     2290 52150.00 SH       Sole                  7850.00          44300.00
I-Shares Intermediate Credit   COM              464288638     1955 18305.00 SH       Sole                                   18305.00
J.P. Morgan Chase & Company    COM              46625H100    12996 431475.00 SH      Sole                244325.00         187150.00
Macy's Inc.                    COM              55616p104    14866 564800.00 SH      Sole                279250.00         285550.00
Medco Health Solutions Inc     COM              58405u102     2205 47025.00 SH       Sole                  7125.00          39900.00
Metlife Inc                    COM              59156r108    13008 464400.00 SH      Sole                244350.00         220050.00
Mylan Inc                      COM              628530107    12675 746025.00 SH      Sole                435225.00         310800.00
National Oilwell Varco         COM              637071101    15471 302050.00 SH      Sole                159275.00         142775.00
Netapp Inc                     COM              64110d104     6884 202900.00 SH      Sole                100300.00         102600.00
Nike Inc Cl B                  COM              654106103    18241 213325.00 SH      Sole                124450.00          88875.00
Norfolk Southern Corp          COM              655844108     2130 34900.00 SH       Sole                  5250.00          29650.00
NV Energy Inc                  COM              67073y106    11818 803400.00 SH      Sole                469900.00         333500.00
Oracle Corporation             COM              68389X105    21111 734550.00 SH      Sole                383225.00         351325.00
Pepsico Inc                    COM              713448108    22860 369300.00 SH      Sole                194500.00         174800.00
Price T Rowe Group Inc         COM              74144T108    12633 264449.00 SH      Sole                156250.00         108199.00
Priceline Com Inc.             COM              741503403     2573  5725.00 SH       Sole                   850.00           4875.00
Procter & Gamble               COM              742718109     3266 51700.00 SH       Sole                  7800.00          43900.00
Qualcomm Inc.                  COM              747525103     5729 117800.00 SH      Sole                 70750.00          47050.00
Raymond James Financial Inc.   COM              754730109      417 16050.00 SH       Sole                 16050.00
Target Corp                    COM              87612e106     2555 52100.00 SH       Sole                  7850.00          44250.00
U S Bancorp                    COM              902973304    16117 684650.00 SH      Sole                395300.00         289350.00
United Parcel Service - Cl B   COM              911312106    16758 265375.00 SH      Sole                140925.00         124450.00
VF Corp                        COM              918204108    21369 175850.00 SH      Sole                 92725.00          83125.00
Walgreen Co                    COM              931422109    12875 391450.00 SH      Sole                201500.00         189950.00
Waters Corp                    COM              941848103    14826 196400.00 SH      Sole                114950.00          81450.00
Watson Pharmaceuticals Inc     COM              942683103     2580 37800.00 SH       Sole                  5700.00          32100.00
Westar Energy Inc.             COM              95709t100    24306 919975.00 SH      Sole                538275.00         344950.00

REPORT SUMMARY	59 DATA RECORDS		     621612	0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
